Related party transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of transactions between related parties [line items]
Office salaries and benefits	$ 3,335,799	$ 1,754,613	$ 315,138
Right-of-use assets	2,261,100	2,905,199
Lease liability	2,415,549	2,966,816	672,988
Electric Boat Rental Ltd.
Disclosure of transactions between related parties [line items]
Sales of boats		84,149	101,684
Sale of parts and boat maintenance		40,310	79,696
Other			2,500
Cost of sales		11,444	16,865
Travel and entertainment		8,926
Advertising and promotion		11,245
Rent expense			65,934
Patrick Bobby
Disclosure of transactions between related parties [line items]
Sales of boats			11,000
7858078 Canada Inc
Disclosure of transactions between related parties [line items]
Other			$ 6,074
9335-1427 Quebec Inc.
Disclosure of transactions between related parties [line items]
Research and Development		75,020
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	666,178	176,500
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	889,866	1,132,556
Lease liability	971,399	$ 1,177,867
Montana Strategies Inc.
Disclosure of transactions between related parties [line items]
Office salaries and benefits	$ 62,462